Share-based payment arrangements - Additional information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) shares tranche $ / shares	Dec. 31, 2025 USD ($) shares tranche	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,124,962	1,124,962	1,288,263	1,288,263
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche	3	3
Vesting percentage on first anniversary	33.33%	33.33%
Vesting percentage on second anniversary	33.33%	33.33%
Vesting percentage on third anniversary	33.33%	33.33%
Number of share options available to grant under the plan (in shares)	8,538,254	8,538,254	2,395,869	2,395,869
Number of share purchase options vested and exercisable (in shares)	422,566	422,566	529,425	529,425
Weighted average exercise price of share purchase options vested and exercisable (CDN per share) | $ / shares	$ 14.47		$ 14.01
Weighted average share price at date of options exercised (CDN per share) | $ / shares	28.77		18.36
Weighted average fair value per equity instrument granted (CDN per share) | $ / shares	$ 6.22		$ 5.11
Employee stock option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	5 years	5 years
Employee stock option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	7 years	7 years
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options (in shares)					5,000,000
Number of share purchased held in trust share-based payment arrangement (in shares)					590,802
Common shares purchased (in shares)	528,000	528,000	144,000	144,000
Market value	$ 15.8	$ 11.3	$ 2.7	$ 2.0
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage on first anniversary	33.33%	33.33%
Vesting percentage on second anniversary	33.33%	33.33%
Vesting percentage on third anniversary	33.33%	33.33%
Weighted average fair value per equity instrument granted (CDN per share) | $ / shares	$ 20.42		$ 14.73
Number of common shares equity instruments exercise into once vested (in shares)	1	1
Number of share options granted in share-based payment arrangement (in shares)	379,428	379,428	447,136	447,136
Number of share purchase options vested and exercisable (in shares)					0	0
Number of shares outstanding					714,487	680,249	480,825
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	3 years	3 years
Number of share options granted in share-based payment arrangement (in shares)	0	0	186,117	186,117
Number of shares outstanding					0	0	251,943
Restricted share units with performance criteria | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%	0.00%
Restricted share units with performance criteria | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%	200.00%
Restricted share units with performance criteria new issues
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	0	0
Restricted shares with performance criteria, performance criteria met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	0	0	186,117	186,117
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding					302,162	388,571
Liabilities from share-based payment transactions | $					$ 10.9	$ 5.8
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	360,488	360,488	411,870	411,870
Number of shares outstanding					1,050,379	974,302	689,175
Number of shares authorized for issuance (in shares)	4,436,000	4,436,000
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%	0.00%
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%	200.00%
Performance share units new issues
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per equity instrument granted (CDN per share) | (per share)	$ 1.98					$ 9.86
Number of share options granted in share-based payment arrangement (in shares)	289,359	289,359	397,933	397,933
Performance share unit, performance criteria met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	71,129	71,129	13,937	13,937